CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (95,325)	$ (75,234)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,172	3,058
Stock-based compensation	47,514	22,608
Bad debt expense	317	291
Other	3	239
Changes in operating assets and liabilities:
Accounts receivable, net	(8,172)	(3,173)
Prepaid expenses and other current assets	(4,087)	2,472
Operating lease right-of-use assets	6,605	5,181
Other assets	370	(221)
Accounts payable	2,759	15
Operating lease liabilities	(5,844)	(4,529)
Accrued expenses and other current liabilities	420	7,689
Net cash used in operating activities	(51,268)	(41,604)
Cash flows from investing activities:
Purchases of property and equipment	(8,846)	(5,023)
Purchases of marketable securities	(199,832)	(77,600)
Sales of marketable securities	2,411	21,826
Maturities of marketable securities	56,745	97,589
Net cash provided by (used in) investing activities	(149,522)	36,792
Cash flows from financing activities:
Proceeds from exercise of stock options, net of repurchases	15,334	6,367
Proceeds from the Reverse Recapitalization	628,489	0
Payment of transaction costs related to the Reverse Recapitalization	(5,384)	0
Tax withholdings on release of restricted stock units	(863)	0
Net cash provided by financing activities	637,576	6,367
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	283	(796)
Net increase in cash, cash equivalents, and restricted cash	437,069	759
Cash, cash equivalents, and restricted cash at beginning of period	84,743	83,984
Cash, cash equivalents, and restricted cash at end of period	521,812	84,743
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	521,812	83,642
Restricted cash	0	1,101
Total cash, cash equivalents, and restricted cash	521,812	84,743
Supplemental cash flow disclosures:
Cash paid for taxes	313	30
Non-cash investing and financing activities:
Vesting of restricted stock and early exercised stock options	6,159	6,240
Lease liabilities arising from obtaining right-of-use assets	34,971	40,790
Unpaid deferred transaction costs	314	0
Conversion of redeemable convertible preferred stock into Class B common stock in connection with the Reverse Recapitalization	$ 447,166	$ 0